Document and Entity Information	Apr. 09, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828937
Document Type	8-K
Document Period End Date	Apr. 09, 2024
Entity Registrant Name	FINANCE OF AMERICA COMPANIES INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40308
Entity Tax Identification Number	85-3474065
Entity Address, Address Line One	5830 Granite Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(877)
Local Phone Number	202-2666
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FOA
Security Exchange Name	NYSE
Warrants To Purchase [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase shares of Class A Common Stock
Trading Symbol	FOA.WS
Security Exchange Name	NYSE